UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02090

Invesco Bond Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/22

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not applicable.

Semiannual Report to Shareholders	August 31, 2022

Invesco Bond Fund

NYSE: VBF

2	Fund Performance

2	Share Repurchase Program Notice

3	Dividend Reinvestment Plan

4	Schedule of Investments

20	Financial Statements

23	Financial Highlights

24	Notes to Financial Statements

31	Approval of Investment Advisory and Sub-Advisory Contracts

33	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Cumulative total returns, 2/28/22 to 8/31/22
Fund at NAV	-10.15%
Fund at Market Value	-10.07
Bloomberg Baa U.S. Corporate Bond Index▼ (Broad Market/Style-Specific Index)	-9.84
Market Price Discount to NAV as of 8/31/22	-6.31

Source(s): ▼FactSet Research Systems Inc.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The Bloomberg Baa U.S. Corporate Bond Index measures the Baa-rated, fixed-rate, taxable corporate bond market.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2022, the Board of Trustees of the Fund approved a share repurchase program that allows the Fund to repurchase up to 25% of the 20-day average trading volume of the Fund’s common shares when the Fund is trading at a 10% or greater discount to its net asset value. The Fund will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Bond Fund

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Fund (the Fund). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:
You may increase your shares in your Fund easily and automatically with the Plan.
∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition , transaction costs are low because when new shares are issued by the Fund, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computer-share Trust Company, N.A., P.O. Box 505000, Louisville, KY 40 233-5000. If you are writing to us, please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Fund is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Fund is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Fund is trading at a premium - a market price that is higher than its NAV - you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Fund trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Fund is trading at a discount - a market price that is lower than its NAV - you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Fund. If the Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if the Fund is trading at a discount , the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Fund name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.

If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

3	Invesco Bond Fund

Schedule of Investments(a)

August 31, 2022

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–87.32%
Advertising–0.39%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$44,000	$39,463

Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	445,000	429,433

Lamar Media Corp.,
4.00%, 02/15/2030	221,000	192,751

3.63%, 01/15/2031	88,000	73,866

		735,513

Aerospace & Defense–1.02%
Boeing Co. (The),
2.75%, 02/01/2026	321,000	300,477

2.20%, 02/04/2026	406,000	371,684

3.63%, 02/01/2031	465,000	411,933

5.93%, 05/01/2060	476,000	455,511

Lockheed Martin Corp.,
4.15%, 06/15/2053	120,000	112,273

4.30%, 06/15/2062	140,000	131,058

TransDigm, Inc.,
6.25%, 03/15/2026(b)	116,000	114,112

6.38%, 06/15/2026	48,000	46,137

		1,943,185

Airlines–2.18%
Allegiant Travel Co., 7.25%, 08/15/2027(b)	37,000	36,794

American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	228,000	190,404

Series 2021-1, Class A, 2.88%, 07/11/2034	289,000	242,683

American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	128,000	121,941

British Airways Pass-Through Trust (United Kingdom),
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	489,260	431,528

Series 2021-1, Class A, 2.90%, 03/15/2035(b)	146,590	122,554

Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA, 2.00%, 06/10/2028	271,167	235,360

Delta Air Lines, Inc., 7.38%, 01/15/2026	33,000	33,704

Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	333,175	326,552

4.75%, 10/20/2028(b)	543,681	519,695

	Principal Amount	Value

Airlines–(continued)
United Airlines Pass-Through Trust,
Series 2014-2, Class B, 4.63%, 09/03/2022	$139,482	$139,442

Series 2016-1, Class B, 3.65%, 01/07/2026	244,604	218,802

Series 2020-1, Class A, 5.88%, 10/15/2027	465,791	466,814

Series 2018-1, Class AA, 3.50%, 03/01/2030	451,138	404,535

Series 2019-1, Class A, 4.55%, 08/25/2031	239,200	199,440

Series 2019-1, Class AA, 4.15%, 08/25/2031	410,573	377,603

United Airlines, Inc.,
4.38%, 04/15/2026(b)	37,000	33,784

4.63%, 04/15/2029(b)	54,000	47,453

		4,149,088

Alternative Carriers–0.03%
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	77,000	60,687

Aluminum–0.04%
Novelis Corp., 4.75%, 01/30/2030(b)	88,000	76,666

Apparel Retail–0.05%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	143,000	99,810

Apparel, Accessories & Luxury Goods–0.12%
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	98,000	83,992

Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(b)	84,000	72,796

5.88%, 03/15/2030(b)	42,000	35,967

6.13%, 03/15/2032(b)	7,000	5,822

4.50%, 12/15/2034	46,000	32,263

		230,840

Application Software–0.36%
salesforce.com, inc.,
2.90%, 07/15/2051	458,000	338,772

3.05%, 07/15/2061	278,000	201,167

SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	150,000	142,317

		682,256

Asset Management & Custody Banks–1.62%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	888,000	889,241

Ameriprise Financial, Inc.,
3.00%, 04/02/2025	303,000	295,243

4.50%, 05/13/2032	128,000	127,780

Apollo Management Holdings L.P., 4.95%, 01/14/2050(b)(c)	50,000	44,103

Ares Capital Corp.,
2.88%, 06/15/2028	35,000	29,106

3.20%, 11/15/2031	40,000	31,229

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Bond Fund

	Principal Amount	Value

Asset Management & Custody Banks–(continued)
Bank of New York Mellon Corp. (The),
4.60%, 07/26/2030(c)	$92,000	$92,063

Series I, 3.75%(c)(d)	419,000	354,022

Blackstone Secured Lending Fund,
2.75%, 09/16/2026	440,000	390,473

2.13%, 02/15/2027	330,000	273,946

2.85%, 09/30/2028	181,000	144,203

Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	40,000	37,609

CI Financial Corp. (Canada), 3.20%, 12/17/2030	371,000	282,946

State Street Corp., 4.16%, 08/04/2033(c)	92,000	88,926

		3,080,890

Auto Parts & Equipment–0.27%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4.75%, 04/01/2028(b)	174,000	152,178

5.38%, 03/01/2029(b)	66,000	57,626

Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	30,000	29,514

Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(b)	261,000	199,309

NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	85,000	74,949

		513,576

Automobile Manufacturers–2.08%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	33,000	30,746

3.75%, 01/30/2031(b)	176,000	142,837

BMW US Capital LLC (Germany), 3.70%, 04/01/2032(b)	155,000	144,731

Ford Motor Co.,
4.35%, 12/08/2026	160,000	154,500

3.25%, 02/12/2032	89,000	69,643

6.10%, 08/19/2032	360,000	351,058

4.75%, 01/15/2043	71,000	53,194

Ford Motor Credit Co. LLC,
4.39%, 01/08/2026	206,000	194,287

2.70%, 08/10/2026	232,000	201,221

General Motors Financial Co., Inc., 5.00%, 04/09/2027	235,000	231,986

Hyundai Capital America,
4.30%, 02/01/2024(b)	1,496,000	1,487,263

2.00%, 06/15/2028(b)	314,000	260,746

J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	166,000	161,068

Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(b)	315,000	267,306

Volkswagen Group of America Finance LLC (Germany), 4.35%, 06/08/2027(b)	213,000	207,483

		3,958,069

Automotive Retail–0.55%
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	23,000	20,572

4.63%, 11/15/2029(b)	111,000	95,318

5.00%, 02/15/2032(b)	74,000	61,924

AutoZone, Inc., 4.75%, 08/01/2032	174,000	172,590

	Principal Amount	Value

Automotive Retail–(continued)
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	$177,000	$151,513

Lithia Motors, Inc., 3.88%, 06/01/2029(b)	240,000	202,981

Sonic Automotive, Inc.,
4.63%, 11/15/2029(b)	239,000	204,597

4.88%, 11/15/2031(b)	157,000	131,126

		1,040,621

Biotechnology–0.06%
CSL Finance PLC (Australia), 4.75%, 04/27/2052(b)	108,000	104,085

Brewers–0.08%
Anadolu Efes Biracilik ve Malt Sanayii A.S. (Turkey), 3.38%, 06/29/2028(b)	215,000	159,077

Building Products–0.02%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(b)	31,000	30,026

Cable & Satellite–2.04%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 02/01/2028(b)	31,000	28,365

6.38%, 09/01/2029(b)	197,000	191,583

4.75%, 03/01/2030(b)	102,000	87,790

4.50%, 08/15/2030(b)	124,000	104,433

4.50%, 05/01/2032	221,000	179,612

4.50%, 06/01/2033(b)	84,000	66,049

4.25%, 01/15/2034(b)	27,000	20,591

Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
5.38%, 04/01/2038	42,000	36,891

3.50%, 06/01/2041	274,000	190,153

3.50%, 03/01/2042	308,000	213,072

5.75%, 04/01/2048	264,000	235,374

3.90%, 06/01/2052	284,000	192,727

3.85%, 04/01/2061	387,000	247,926

4.40%, 12/01/2061	143,000	100,785

Comcast Corp.,
2.80%, 01/15/2051	234,000	162,148

2.89%, 11/01/2051	914,000	644,683

Cox Communications, Inc., 1.80%, 10/01/2030(b)	18,000	14,303

CSC Holdings LLC,
5.25%, 06/01/2024	94,000	91,761

5.75%, 01/15/2030(b)	200,000	155,215

DISH DBS Corp., 5.13%, 06/01/2029	136,000	80,785

Gray Escrow II, Inc., 5.38%, 11/15/2031(b)	134,000	113,416

Sirius XM Radio, Inc.,
3.13%, 09/01/2026(b)	38,000	33,891

4.00%, 07/15/2028(b)	70,000	61,075

4.13%, 07/01/2030(b)	175,000	148,484

3.88%, 09/01/2031(b)	167,000	135,056

Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	200,000	178,138

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Bond Fund

	Principal Amount	Value

Cable & Satellite–(continued)
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	$200,000	$164,753

		3,879,059

Casinos & Gaming–0.24%
Boyne USA, Inc., 4.75%, 05/15/2029(b)	67,000	59,706

CDI Escrow Issuer, Inc., 5.75%, 04/01/2030(b)	99,000	91,841

Everi Holdings, Inc., 5.00%, 07/15/2029(b)	87,000	78,258

MGM Resorts International, 6.00%, 03/15/2023	67,000	67,091

Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	86,000	75,777

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	89,000	74,817

		447,490

Commodity Chemicals–0.12%
Mativ, Inc., 6.88%, 10/01/2026(b)	251,000	229,177

Computer & Electronics Retail–0.62%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	693,000	720,137

8.35%, 07/15/2046	8,000	9,699

3.45%, 12/15/2051(b)	175,000	114,587

Leidos, Inc., 2.30%, 02/15/2031	433,000	340,492

		1,184,915

Construction & Engineering–0.10%
AECOM, 5.13%, 03/15/2027	24,000	23,323

Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	88,000	75,186

Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	90,000	81,558

		180,067

Construction Materials–0.20%
CRH America Finance, Inc. (Ireland), 3.95%, 04/04/2028(b)	384,000	371,397

Consumer Finance–0.83%
Ally Financial, Inc.,
5.13%, 09/30/2024	34,000	34,448

4.63%, 03/30/2025	223,000	222,477

2.20%, 11/02/2028	24,000	19,838

American Express Co.,
2.55%, 03/04/2027	208,000	193,269

4.99%, 05/26/2033(c)	212,000	211,013

4.42%, 08/03/2033(c)	402,000	388,124

Capital One Financial Corp., 5.27%, 05/10/2033(c)	45,000	44,192

FirstCash, Inc., 5.63%, 01/01/2030(b)	88,000	78,877

	Principal Amount	Value

Consumer Finance–(continued)
OneMain Finance Corp.,
6.88%, 03/15/2025	$50,000	$48,663

7.13%, 03/15/2026	153,000	142,703

3.88%, 09/15/2028	155,000	121,111

5.38%, 11/15/2029	90,000	74,687

		1,579,402

Copper–0.20%
Freeport-McMoRan, Inc., 4.38%, 08/01/2028	25,000	23,578

PT Freeport Indonesia (Indonesia),
5.32%, 04/14/2032(b)	200,000	185,952

6.20%, 04/14/2052(b)	200,000	178,000

		387,530

Data Processing & Outsourced Services–0.24%
Block, Inc., 3.50%, 06/01/2031	110,000	90,655

Clarivate Science Holdings Corp.,
3.88%, 07/01/2028(b)	111,000	95,155

4.88%, 07/01/2029(b)	89,000	73,724

PayPal Holdings, Inc., 5.05%, 06/01/2052	210,000	205,159

		464,693

Distributors–0.10%
Genuine Parts Co., 2.75%, 02/01/2032	233,000	193,522

Diversified Banks–12.72%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	1,080,000	1,045,008

African Export-Import Bank (The) (Supranational),
2.63%, 05/17/2026(b)	211,000	190,818

3.80%, 05/17/2031(b)	200,000	164,587

Australia & New Zealand Banking Group Ltd. (Australia), 6.75%(b)(c)(d)	765,000	762,097

Banco do Brasil S.A. (Brazil), 3.25%, 09/30/2026(b)	263,000	241,988

Banco Mercantil del Norte S.A. (Mexico),
5.88%(b)(c)(d)	200,000	173,500

6.63%(b)(c)(d)	200,000	170,300

Banco Santander S.A. (Spain), 5.29%, 08/18/2027	300,000	293,798

Bank of America Corp.,
4.38%, 04/27/2028(c)	381,000	371,589

4.95%, 07/22/2028(c)	267,000	266,927

2.57%, 10/20/2032(c)	222,000	181,625

2.97%, 02/04/2033(c)	214,000	179,956

4.57%, 04/27/2033(c)	317,000	302,967

5.02%, 07/22/2033(c)	386,000	382,832

2.48%, 09/21/2036(c)	363,000	281,632

3.85%, 03/08/2037(c)	65,000	55,964

7.75%, 05/14/2038	765,000	946,617

2.68%, 06/19/2041(c)	75,000	53,787

Series AA, 6.10%(c)(d)	1,181,000	1,170,747

Series DD, 6.30%(c)(d)	336,000	343,980

Series RR, 4.38%(c)(d)	493,000	423,768

Series TT, 6.13%(c)(d)	633,000	624,644

Bank of China Ltd. (China), 5.00%, 11/13/2024(b)	540,000	549,069

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)
Bank of Nova Scotia (The) (Canada), 4.59%, 05/04/2037(c)	$472,000	$427,130

Barclays PLC (United Kingdom), 8.00%(c)(d)	332,000	322,040

BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(b)	385,000	384,170

BPCE S.A. (France), 2.28%, 01/20/2032(b)(c)	260,000	201,525

Citigroup, Inc.,
5.50%, 09/13/2025	934,000	958,696

4.66%, 05/24/2028(c)	194,000	191,375

2.57%, 06/03/2031(c)	33,000	27,618

2.56%, 05/01/2032(c)	313,000	256,224

2.52%, 11/03/2032(c)	149,000	120,539

3.06%, 01/25/2033(c)	121,000	102,487

3.79%, 03/17/2033(c)	377,000	339,188

4.91%, 05/24/2033(c)	220,000	215,461

2.90%, 11/03/2042(c)	222,000	162,536

4.65%, 07/23/2048	208,000	196,502

Series A, 5.95%(c)(d)	108,000	107,190

Series V, 4.70%(c)(d)	260,000	221,163

Cooperatieve Rabobank U.A. (Netherlands),
3.65%, 04/06/2028(b)(c)	250,000	235,269

4.66%, 08/22/2028(b)(c)	253,000	250,065

3.76%, 04/06/2033(b)(c)	250,000	222,134

Credit Agricole S.A. (France), 4.75%(b)(c)(d)	390,000	306,318

Development Bank of Kazakhstan JSC (Kazakhstan), 5.75%, 05/12/2025(b)	325,000	324,274

HSBC Holdings PLC (United Kingdom), 6.00%(c)(d)	845,000	778,374

JPMorgan Chase & Co.,
4.32%, 04/26/2028(c)	374,000	365,573

4.85%, 07/25/2028(c)	283,000	282,596

2.58%, 04/22/2032(c)	302,000	249,718

4.59%, 04/26/2033(c)	226,000	217,847

4.91%, 07/25/2033(c)	434,000	429,674

Series W, 3.91%(3 mo. USD LIBOR + 1.00%), 05/15/2047(e)	694,000	546,525

Series V, 5.60%(3 mo. USD LIBOR + 3.32%)(d)(e)	423,000	419,299

Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(c)	223,000	224,273

1.80%, 07/20/2033(c)	306,000	307,477

Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031	214,000	168,313

NatWest Group PLC (United Kingdom), 5.52%, 09/30/2028(c)	200,000	200,252

Nordea Bank Abp (Finland), 6.63%(b)(c)(d)	208,000	204,895

Standard Chartered PLC (United Kingdom),
7.75%(b)(c)(d)	459,000	460,861

3.27%, 02/18/2036(b)(c)	471,000	369,959

4.30%(b)(c)(d)	393,000	284,543

7.75%(b)(c)(d)	406,000	394,997

Sumitomo Mitsui Financial Group, Inc. (Japan), 2.14%, 09/23/2030	50,000	39,793

Turkiye Vakiflar Bankasi T.A.O. (Turkey), 5.50%, 10/01/2026(b)	310,000	257,348

	Principal Amount	Value

Diversified Banks–(continued)
U.S. Bancorp,
4.55%, 07/22/2028(c)	$282,000	$283,184

4.97%, 07/22/2033(c)	216,000	213,142

2.49%, 11/03/2036(c)	487,000	393,315

Wells Fargo & Co.,
4.81%, 07/25/2028(c)	164,000	162,885

4.90%, 07/25/2033(c)	161,000	158,599

5.38%, 11/02/2043	1,471,000	1,469,963

4.75%, 12/07/2046	287,000	262,605

4.61%, 04/25/2053(c)	281,000	258,273

Westpac Banking Corp. (Australia), 5.41%, 08/10/2033(c)	24,000	23,099

		24,177,486

Diversified Capital Markets–1.85%
Credit Suisse AG (Switzerland), 5.00%, 07/09/2027	405,000	394,766

Credit Suisse Group AG (Switzerland),
4.19%, 04/01/2031(b)(c)	280,000	235,471

4.50%(b)(c)(d)	468,000	306,804

5.10%(b)(c)(d)	478,000	326,827

5.25%(b)(c)(d)	448,000	337,899

7.50%(b)(c)(d)	592,000	523,049

9.75%(b)(c)(d)	275,000	278,437

Macquarie Bank Ltd. (Australia), 6.13%(b)(c)(d)	530,000	490,177

OWL Rock Core Income Corp., 4.70%, 02/08/2027	149,000	135,757

UBS Group AG (Switzerland),
4.75%, 05/12/2028(b)(c)	296,000	290,526

4.38%(b)(c)(d)	258,000	194,911

		3,514,624

Diversified Chemicals–0.08%
OCP S.A. (Morocco), 5.13%, 06/23/2051(b)	200,000	144,242

Diversified Metals & Mining–0.22%
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)	105,000	85,780

Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	86,000	75,821

South32 Treasury Ltd. (Australia), 4.35%, 04/14/2032(b)	191,000	174,053

Teck Resources Ltd. (Canada), 6.13%, 10/01/2035	78,000	79,600

		415,254

Diversified REITs–1.81%
CubeSmart L.P., 2.50%, 02/15/2032	154,000	124,434

iStar, Inc.,
4.75%, 10/01/2024	139,000	139,235

5.50%, 02/15/2026	32,000	32,681

Trust Fibra Uno (Mexico),
5.25%, 12/15/2024(b)	283,000	279,181

5.25%, 01/30/2026(b)	764,000	725,235

4.87%, 01/15/2030(b)	360,000	311,929

6.39%, 01/15/2050(b)	1,180,000	960,620

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Bond Fund

	Principal Amount	Value

Diversified REITs–(continued)
VICI Properties L.P.,
4.75%, 02/15/2028	$254,000	$244,103

4.95%, 02/15/2030	254,000	244,233

5.13%, 05/15/2032	207,000	197,557

5.63%, 05/15/2052	190,000	176,042

		3,435,250

Drug Retail–0.90%
CVS Pass-Through Trust,
6.04%, 12/10/2028	607,928	622,696

5.77%, 01/10/2033(b)	1,059,745	1,086,121

		1,708,817

Education Services–0.27%
Grand Canyon University, 3.25%, 10/01/2023	520,000	513,500

Electric Utilities–3.38%
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(b)	200,458	144,635

American Electric Power Co., Inc., 3.88%, 02/15/2062(c)	730,000	621,424

Duke Energy Corp.,
4.30%, 03/15/2028	202,000	197,870

5.00%, 08/15/2052	318,000	302,574

3.25%, 01/15/2082(c)	188,000	150,282

Electricidad Firme de Mexico Holdings S.A. de C.V. (Mexico), 4.90%, 11/20/2026(b)	218,000	185,168

Electricite de France S.A. (France), 6.00%, 01/22/2114(b)	1,755,000	1,672,840

Enel Finance International N.V. (Italy), 2.88%, 07/12/2041(b)	305,000	193,560

Entergy Louisiana LLC, 4.75%, 09/15/2052	70,000	67,955

FirstEnergy Corp., Series B, 4.40%, 07/15/2027	160,000	151,810

Interconexion Electrica S.A. ESP (Colombia), 3.83%, 11/26/2033(b)	201,000	170,722

Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)	317,000	282,590

NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027	393,000	394,865

5.00%, 07/15/2032	124,000	126,381

NRG Energy, Inc., 4.45%, 06/15/2029(b)	94,000	85,235

Southern Co. (The),
Series B, 4.00%, 01/15/2051(c)	365,000	338,881

5.46% (3 mo. USD LIBOR + 3.63%), 03/15/2057(e)	600,000	598,788

Series 21-A, 3.75%, 09/15/2051(c)	178,000	154,415

Tampa Electric Co., 5.00%, 07/15/2052	127,000	127,683

Virginia Electric & Power Co.,
Series B, 3.75%, 05/15/2027	166,000	163,260

Series C, 4.63%, 05/15/2052	88,000	85,906

	Principal Amount	Value

Electric Utilities–(continued)
Vistra Operations Co. LLC,
5.50%, 09/01/2026(b)	$50,000	$48,341

5.63%, 02/15/2027(b)	29,000	27,947

5.00%, 07/31/2027(b)	55,000	51,254

4.38%, 05/01/2029(b)	96,000	83,861

		6,428,247

Electrical Components & Equipment–0.48%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	314,000	249,313

EnerSys,
5.00%, 04/30/2023(b)	76,000	75,783

4.38%, 12/15/2027(b)	141,000	128,526

Sensata Technologies B.V.,
4.88%, 10/15/2023(b)	259,000	261,632

5.88%, 09/01/2030(b)	210,000	205,535

		920,789

Electronic Components–1.19%
Corning, Inc., 5.45%, 11/15/2079	2,351,000	2,183,556

Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	91,000	75,300

		2,258,856

Electronic Equipment & Instruments–0.11%
Vontier Corp.,
2.40%, 04/01/2028	40,000	32,416

2.95%, 04/01/2031	233,000	179,561

		211,977

Electronic Manufacturing Services–0.02%
Jabil, Inc., 3.00%, 01/15/2031	40,000	33,418

Environmental & Facilities Services–0.06%
Covanta Holding Corp., 4.88%, 12/01/2029(b)	129,000	109,070

Financial Exchanges & Data–1.45%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)	434,000	367,273

Coinbase Global, Inc., 3.38%, 10/01/2028(b)	4,000	2,592

FactSet Research Systems, Inc., 3.45%, 03/01/2032	205,000	179,363

Intercontinental Exchange, Inc.,
4.00%, 09/15/2027	277,000	273,221

4.35%, 06/15/2029	213,000	210,882

4.60%, 03/15/2033	186,000	184,642

4.95%, 06/15/2052	255,000	252,137

5.20%, 06/15/2062	194,000	191,790

Moody’s Corp.,
4.25%, 08/08/2032	113,000	109,411

2.75%, 08/19/2041	269,000	196,692

5.25%, 07/15/2044	326,000	332,188

3.75%, 02/25/2052	182,000	149,515

3.10%, 11/29/2061	455,000	311,167

		2,760,873

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Bond Fund

	Principal Amount	Value

Food Distributors–0.09%
American Builders & Contractors Supply Co., Inc.,
4.00%, 01/15/2028(b)	$86,000	$77,925

3.88%, 11/15/2029(b)	117,000	96,021

		173,946

Health Care Facilities–0.68%
Encompass Health Corp., 4.50%, 02/01/2028	85,000	74,505

HCA, Inc.,
5.00%, 03/15/2024	618,000	622,394

5.38%, 02/01/2025	64,000	64,689

5.25%, 04/15/2025	30,000	30,352

5.88%, 02/15/2026	71,000	72,588

5.38%, 09/01/2026	18,000	18,072

3.50%, 09/01/2030	196,000	171,218

Tenet Healthcare Corp.,
4.88%, 01/01/2026(b)	174,000	165,522

6.13%, 06/15/2030(b)	76,000	73,059

		1,292,399

Health Care REITs–0.34%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	89,000	75,521

Diversified Healthcare Trust,
4.75%, 05/01/2024	43,000	38,814

9.75%, 06/15/2025	40,000	39,370

4.38%, 03/01/2031	45,000	30,944

MPT Operating Partnership L.P./MPT Finance Corp., 4.63%, 08/01/2029	110,000	93,845

Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	389,000	295,719

Welltower, Inc., 3.85%, 06/15/2032	87,000	79,242

		653,455

Health Care Services–0.38%
Cigna Corp., 4.80%, 08/15/2038	30,000	28,966

Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	63,000	47,802

4.75%, 02/15/2031(b)	42,000	31,068

Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	125,000	100,988

Series 2042, 2.72%, 01/01/2042	121,000	89,265

2.86%, 01/01/2052	138,000	94,423

Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	367,000	243,558

Select Medical Corp., 6.25%, 08/15/2026(b)	85,000	81,417

		717,487

Health Care Supplies–0.03%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	75,000	63,656

Homebuilding–0.52%
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	639,000	523,916

6.00%, 01/15/2043	456,000	373,447

3.97%, 08/06/2061	124,000	71,045

	Principal Amount	Value

Homebuilding–(continued)
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	$10,000	$9,974

		978,382

Hotel & Resort REITs–0.04%
Service Properties Trust, 4.38%, 02/15/2030	108,000	79,284

Hotels, Resorts & Cruise Lines–0.17%
Carnival Corp.,
10.50%, 02/01/2026(b)	76,000	78,379

5.75%, 03/01/2027(b)	25,000	19,472

Expedia Group, Inc., 4.63%, 08/01/2027	238,000	231,924

		329,775

Household Products–0.14%
Colgate-Palmolive Co., 3.10%, 08/15/2027	197,000	191,964

Prestige Brands, Inc., 3.75%, 04/01/2031(b)	98,000	78,563

		270,527

Independent Power Producers & Energy Traders–0.45%
AES Corp. (The), 2.45%, 01/15/2031	236,000	194,810

Calpine Corp., 3.75%, 03/01/2031(b)	242,000	201,091

Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	97,000	90,998

EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	376,000	263,200

Vistra Corp., 7.00%(b)(c)(d)	107,000	98,843

		848,942

Industrial Conglomerates–0.28%
Bidvest Group UK PLC (The) (South Africa), 3.63%, 09/23/2026(b)	234,000	215,397

GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	341,000	322,819

		538,216

Industrial Machinery–0.34%
EnPro Industries, Inc., 5.75%, 10/15/2026	167,000	164,145

Flowserve Corp., 2.80%, 01/15/2032	224,000	174,825

Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	87,000	78,429

Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	11,000	9,886

Weir Group PLC (The) (United Kingdom), 2.20%, 05/13/2026(b)	246,000	214,247

		641,532

Industrial REITs–0.07%
LXP Industrial Trust, 2.38%, 10/01/2031	178,000	135,928

Insurance Brokers–0.10%
Willis North America, Inc., 4.65%, 06/15/2027	190,000	186,506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Bond Fund

	Principal Amount	Value

Integrated Oil & Gas–1.95%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	$373,000	$293,229

2.94%, 06/04/2051	204,000	146,502

3.00%, 03/17/2052	339,000	246,740

BP Capital Markets PLC (United Kingdom),
4.38%(c)(d)	362,000	347,430

4.88%(c)(d)	114,000	104,638

Occidental Petroleum Corp.,
8.50%, 07/15/2027	15,000	16,818

6.13%, 01/01/2031	193,000	200,853

6.20%, 03/15/2040	104,000	105,728

Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029(b)	419,000	386,733

6.70%, 02/16/2032	263,000	205,666

Petronas Capital Ltd. (Malaysia),
2.48%, 01/28/2032(b)	291,000	254,275

3.40%, 04/28/2061(b)	550,000	428,636

Qatar Energy (Qatar), 3.30%, 07/12/2051(b)	273,000	218,188

Saudi Arabian Oil Co. (Saudi Arabia), 4.38%, 04/16/2049(b)	346,000	318,036

Shell International Finance B.V. (Netherlands),
2.88%, 11/26/2041	211,000	164,156

3.00%, 11/26/2051	361,000	271,716

		3,709,344

Integrated Telecommunication Services–3.37%
Altice France S.A. (France),
5.13%, 07/15/2029(b)	200,000	152,182

5.50%, 10/15/2029(b)	55,000	43,501

AT&T, Inc.,
3.50%, 09/15/2053	983,000	725,884

3.55%, 09/15/2055	3,267,000	2,395,611

British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(c)	470,000	411,665

IHS Holding Ltd. (Nigeria),
5.63%, 11/29/2026(b)	206,000	178,173

6.25%, 11/29/2028(b)	200,000	170,188

Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	250,000	228,777

Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	220,000	177,034

Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	896,000	980,996

Verizon Communications, Inc.,
2.55%, 03/21/2031	151,000	127,768

2.65%, 11/20/2040	194,000	140,214

3.40%, 03/22/2041	164,000	132,298

3.00%, 11/20/2060	531,000	354,701

3.70%, 03/22/2061	235,000	181,480

		6,400,472

Interactive Home Entertainment–0.46%
Electronic Arts, Inc., 2.95%, 02/15/2051	359,000	261,556

ROBLOX Corp., 3.88%, 05/01/2030(b)	247,000	206,470

Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	210,000	193,849

	Principal Amount	Value

Interactive Home Entertainment–(continued)
WMG Acquisition Corp.,
3.75%, 12/01/2029(b)	$140,000	$119,875

3.00%, 02/15/2031(b)	119,000	94,671

		876,421

Interactive Media & Services–1.54%
Baidu, Inc. (China),
3.08%, 04/07/2025	210,000	202,194

1.72%, 04/09/2026	210,000	190,704

Match Group Holdings II LLC,
4.63%, 06/01/2028(b)	133,000	118,585

3.63%, 10/01/2031(b)	5,000	3,918

Meta Platforms, Inc.,
3.85%, 08/15/2032(b)	518,000	487,537

4.45%, 08/15/2052(b)	512,000	467,008

4.65%, 08/15/2062(b)	356,000	321,919

Tencent Holdings Ltd. (China),
1.81%, 01/26/2026(b)	200,000	184,019

3.60%, 01/19/2028(b)	620,000	581,166

3.93%, 01/19/2038(b)	448,000	372,173

		2,929,223

Internet & Direct Marketing Retail–0.39%
Alibaba Group Holding Ltd. (China), 3.15%, 02/09/2051	336,000	222,864

Meituan (China), 2.13%, 10/28/2025(b)	400,000	352,383

Prosus N.V. (China), 3.26%, 01/19/2027(b)	200,000	173,237

		748,484

Internet Services & Infrastructure–0.33%
Cogent Communications Group, Inc., 7.00%, 06/15/2027(b)	83,000	79,421

Twilio, Inc.,
3.63%, 03/15/2029	196,000	163,880

3.88%, 03/15/2031	117,000	94,604

VeriSign, Inc., 2.70%, 06/15/2031	211,000	173,495

ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	143,000	124,073

		635,473

Investment Banking & Brokerage–2.92%
Brookfield Finance I (UK) PLC (Canada), 2.34%, 01/30/2032	20,000	16,078

Charles Schwab Corp. (The), 3.35% (SOFR + 1.05%),
03/03/2027(e)	329,000	324,503

2.90%, 03/03/2032	193,000	170,310

5.00%(c)(d)	196,000	182,704

Series E, 6.40%(3 mo. USD LIBOR + 3.32%)(d)(e)	668,000	661,229

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Bond Fund

	Principal Amount	Value

Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The), 2.59% (SOFR + 0.81%), 03/09/2027(e)	$758,000	$731,068

3.14% (SOFR + 0.92%), 10/21/2027(e)	143,000	137,456

3.42% (SOFR + 1.12%), 02/24/2028(e)	130,000	125,720

3.62%, 03/15/2028(c)	414,000	392,043

2.65%, 10/21/2032(c)	266,000	218,569

3.10%, 02/24/2033(c)	148,000	126,025

6.75%, 10/01/2037	242,000	268,659

3.44%, 02/24/2043(c)	177,000	139,689

4.80%, 07/08/2044	811,000	774,555

Series T, 3.80%(c)(d)	15,000	12,431

Series V, 4.13%(c)(d)	194,000	166,413

JAB Holdings B.V. (Austria), 4.50%, 04/08/2052(b)	637,000	468,082

Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	30,000	27,010

Morgan Stanley,
3.62%, 04/01/2031(c)	288,000	264,151

2.51%, 10/20/2032(c)	165,000	135,230

4.89%, 07/20/2033(c)	84,000	83,712

Raymond James Financial, Inc., 3.75%, 04/01/2051	163,000	133,137

		5,558,774

IT Consulting & Other Services–0.25%
DXC Technology Co., 2.38%, 09/15/2028	378,000	323,332

Gartner, Inc.,
4.50%, 07/01/2028(b)	124,000	114,678

3.63%, 06/15/2029(b)	51,000	43,928

		481,938

Life & Health Insurance–3.16%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	240,000	235,312

Athene Holding Ltd.,
4.13%, 01/12/2028	743,000	697,423

6.15%, 04/03/2030	330,000	333,440

3.45%, 05/15/2052	280,000	190,775

Brighthouse Financial, Inc., 4.70%, 06/22/2047	240,000	189,925

Corebridge Financial, Inc.,
4.40%, 04/05/2052(b)	126,000	105,322

6.88%, 12/15/2052(b)(c)	341,000	329,954

Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	1,080,000	987,995

GA Global Funding Trust, 2.90%, 01/06/2032(b)	371,000	302,720

MAG Mutual Holding Co., 4.75%, 04/30/2041(f)	1,039,000	892,387

MetLife, Inc., 5.00%, 07/15/2052	122,000	123,729

Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	292,000	232,416

Pacific Life Global Funding II,
2.84% (SOFR + 0.80%), 03/30/2025(b)(e)	442,000	435,364

2.92% (SOFR + 0.62%), 06/04/2026(b)(e)	232,000	223,474

	Principal Amount	Value

Life & Health Insurance–(continued)
Prudential Financial, Inc.,
3.91%, 12/07/2047	$423,000	$370,079

6.00%, 09/01/2052(c)	299,000	295,507

Sammons Financial Group, Inc., 4.75%, 04/08/2032(b)	65,000	57,141

		6,002,963

Managed Health Care–0.60%
Centene Corp.,
4.25%, 12/15/2027	93,000	88,450

4.63%, 12/15/2029	88,000	83,023

3.38%, 02/15/2030	154,000	132,270

2.50%, 03/01/2031	240,000	191,851
Kaiser Foundation Hospitals, Series 2021,
2.81%, 06/01/2041	280,000	214,870

3.00%, 06/01/2051	295,000	219,474

UnitedHealth Group, Inc., 3.70%, 05/15/2027	214,000	211,668

		1,141,606

Metal & Glass Containers–0.04%
Ball Corp., 5.25%, 07/01/2025	70,000	69,913

Movies & Entertainment–0.27%
Magallanes, Inc., 4.28%, 03/15/2032(b)	25,000	21,802

Netflix, Inc.,
5.88%, 11/15/2028	93,000	94,275

5.38%, 11/15/2029(b)	26,000	25,656

Tencent Music Entertainment Group (China),
1.38%, 09/03/2025	210,000	189,501

2.00%, 09/03/2030	235,000	177,651

		508,885

Multi-line Insurance–0.61%
Allianz SE (Germany), 3.20%(b)(c)(d)	203,000	155,126

Liberty Mutual Group, Inc., 5.50%, 06/15/2052(b)	250,000	244,513

Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(b)	830,000	753,436

		1,153,075

Multi-Utilities–0.17%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(c)	368,000	319,209

Office REITs–0.66%
Alexandria Real Estate Equities, Inc.,
3.95%, 01/15/2027	438,000	427,933

2.95%, 03/15/2034	144,000	121,579

Highwoods Realty L.P., 2.60%, 02/01/2031	86,000	68,730

Office Properties Income Trust,
4.50%, 02/01/2025	436,000	408,107

2.65%, 06/15/2026	66,000	53,182

2.40%, 02/01/2027	239,000	180,903

		1,260,434

Oil & Gas Drilling–0.26%
Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027	53,000	50,151

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Bond Fund

	Principal Amount	Value

Oil & Gas Drilling–(continued)
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	$85,000	$82,169

NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	70,000	64,146

Precision Drilling Corp. (Canada),
7.13%, 01/15/2026(b)	17,000	16,371

6.88%, 01/15/2029(b)	67,000	61,647

Rockies Express Pipeline LLC,
4.95%, 07/15/2029(b)	37,000	33,422

4.80%, 05/15/2030(b)	70,000	58,995

6.88%, 04/15/2040(b)	57,000	47,569

Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(b)(g)	31,000	31,200

Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(g)	57,000	57,368

		503,038

Oil & Gas Equipment & Services–0.14%
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(b)	256,000	193,758

USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	82,000	75,932

		269,690

Oil & Gas Exploration & Production–1.46%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	176,000	176,229

Aker BP ASA (Norway), 3.10%, 07/15/2031(b)	228,000	192,160

Apache Corp., 7.75%, 12/15/2029	149,000	158,528

Callon Petroleum Co., 8.00%, 08/01/2028(b)	84,000	80,727

Cameron LNG LLC,
3.30%, 01/15/2035(b)	383,000	325,509

3.40%, 01/15/2038(b)	463,000	393,984

Earthstone Energy Holdings LLC, 8.00%, 04/15/2027(b)	85,000	82,923

Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
2.16%, 03/31/2034(b)	285,375	249,722

2.94%, 09/30/2040(b)	431,366	361,025

Gazprom PJSC Via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(b)	415,000	213,725

Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(b)	31,000	29,335

6.00%, 04/15/2030(b)	109,000	100,497

6.25%, 04/15/2032(b)	109,000	97,849

Murphy Oil Corp.,
6.38%, 07/15/2028	85,000	83,821

6.13%, 12/01/2042	30,000	23,514

Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	278,000	205,719

		2,775,267

Oil & Gas Refining & Marketing–0.03%
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	69,000	58,505

	Principal Amount	Value

Oil & Gas Storage & Transportation–3.92%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	$98,000	$82,673

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	171,000	169,768

Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	91,000	85,142

El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	113,000	134,496

Enbridge, Inc. (Canada),
2.92% (SOFR + 0.63%), 02/16/2024(e)	58,000	57,548

3.40%, 08/01/2051	133,000	99,404

Energy Transfer L.P.,
5.88%, 01/15/2024	85,000	86,168

5.00%, 05/15/2050	251,000	215,858

Enterprise Products Operating LLC, Series D,
6.88%, 03/01/2033	81,000	91,918

5.91% (3 mo. USD LIBOR + 2.99%), 08/16/2077(e)	222,000	198,031

4.80%, 02/01/2049	238,000	219,295

4.20%, 01/31/2050	289,000	245,568

3.30%, 02/15/2053	187,000	138,954

EQM Midstream Partners L.P.,
7.50%, 06/01/2027(b)	28,000	27,721

6.50%, 07/01/2027(b)	69,000	66,727

7.50%, 06/01/2030(b)	30,000	29,817

4.75%, 01/15/2031(b)	48,000	41,600

Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	42,000	38,019

8.00%, 01/15/2027	80,000	75,949

7.75%, 02/01/2028	52,000	48,283

Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	124,000	121,136

Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(b)	84,000	82,196

Kinder Morgan, Inc.,
7.80%, 08/01/2031	204,000	236,103

4.80%, 02/01/2033	606,000	584,218

5.45%, 08/01/2052	599,000	583,301

Kinetik Holdings L.P., 5.88%, 06/15/2030(b)	96,000	91,442

MPLX L.P.,
4.80%, 02/15/2029	255,000	249,259

4.70%, 04/15/2048	290,000	247,907

5.50%, 02/15/2049	405,000	386,401

4.95%, 03/14/2052	404,000	357,106

Northern Natural Gas Co., 3.40%, 10/16/2051(b)	174,000	129,809

ONEOK Partners L.P., 6.85%, 10/15/2037	283,000	295,587

ONEOK, Inc., 6.35%, 01/15/2031	452,000	472,651

Plains All American Pipeline L.P., Series B, 6.13%(c)(d)	36,000	30,677

Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029	40,000	35,063

Sunoco L.P./Sunoco Finance Corp., 5.88%, 03/15/2028	86,000	80,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Bond Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)
Targa Resources Corp.,
5.20%, 07/01/2027	$258,000	$257,531

6.25%, 07/01/2052	264,000	272,436

Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 01/15/2028	33,000	32,219

5.50%, 03/01/2030	11,000	10,760

Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(b)	158,000	131,535

Williams Cos., Inc. (The),
4.55%, 06/24/2024	67,000	67,185

2.60%, 03/15/2031	405,000	338,734

4.65%, 08/15/2032	60,000	57,900

3.50%, 10/15/2051	195,000	145,804

		7,449,979

Other Diversified Financial Services–1.42%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 4.50%, 09/15/2023 DAC	323,000	321,440

Avolon Holdings Funding Ltd. (Ireland),
4.25%, 04/15/2026(b)	164,000	151,275

2.75%, 02/21/2028(b)	52,000	42,409

Blue Owl Finance LLC, 3.13%, 06/10/2031(b)	40,000	30,409

Jackson Financial, Inc.,
5.17%, 06/08/2027	169,000	166,959

5.67%, 06/08/2032	216,000	209,937

Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	90,000	81,731

Pershing Square Holdings Ltd.,
3.25%, 11/15/2030(b)	1,000,000	815,000

3.25%, 10/01/2031(b)	1,000,000	792,695

Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	107,000	95,285

		2,707,140

Packaged Foods & Meats–0.54%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.63%, 01/15/2032(b)	272,000	235,701

Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)	943,000	786,467

		1,022,168

Paper Packaging–0.09%
Berry Global, Inc., 1.65%, 01/15/2027	188,000	161,745

Paper Products–0.13%
Suzano Austria GmbH (Brazil),
2.50%, 09/15/2028	121,000	102,428

Series DM3N, 3.13%, 01/15/2032	181,000	143,635

		246,063

Pharmaceuticals–0.13%
Bausch Health Cos., Inc.,
4.88%, 06/01/2028(b)	49,000	33,934

5.25%, 02/15/2031(b)	117,000	45,159

Mayo Clinic, Series 2021, 3.20%, 11/15/2061	219,000	163,184

		242,277

	Principal Amount	Value

Property & Casualty Insurance–0.64%
Fairfax Financial Holdings Ltd. (Canada),
4.85%, 04/17/2028	$347,000	$336,641

5.63%, 08/16/2032(b)	376,000	368,837

Fidelity National Financial, Inc., 2.45%, 03/15/2031	290,000	229,985

Progressive Corp. (The), 3.70%, 03/15/2052	90,000	76,201

Stewart Information Services Corp., 3.60%, 11/15/2031	252,000	207,968

		1,219,632

Railroads–0.64%
CSX Corp.,
4.10%, 11/15/2032	392,000	379,107

4.50%, 11/15/2052	391,000	364,867

Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(b)	240,000	171,448

Norfolk Southern Corp.,
3.40%, 11/01/2049	164,000	129,574

4.55%, 06/01/2053	152,000	143,565

Union Pacific Corp., 2.80%, 02/14/2032	30,000	26,698

		1,215,259

Real Estate Development–0.39%
Agile Group Holdings Ltd. (China),
5.50%, 04/21/2025(b)	204,000	82,704

6.05%, 10/13/2025(b)	200,000	78,818

Essential Properties L.P., 2.95%, 07/15/2031	235,000	180,872

Logan Group Co. Ltd. (China), 4.25%, 07/12/2025(b)	200,000	33,000

Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	210,000	173,046

Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(b)	239,000	116,034

Sino-Ocean Land Treasure IV Ltd. (China), 3.25%, 05/05/2026(b)	200,000	82,515

		746,989

Regional Banks–2.51%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	35,000	30,919

5.64%, 05/21/2037(c)	289,000	282,231

Series G, 4.00%(c)(d)	290,000	247,858

Fifth Third Bancorp,
2.55%, 05/05/2027	197,000	181,598

4.77%, 07/28/2030(c)	338,000	335,390

4.34%, 04/25/2033(c)	198,000	188,526

Huntington Bancshares, Inc.,
4.44%, 08/04/2028(c)	183,000	178,954

2.49%, 08/15/2036(c)	198,000	149,723

KeyBank N.A., 4.90%, 08/08/2032	362,000	345,954

KeyCorp, 4.79%, 06/01/2033(c)	135,000	131,642

PNC Financial Services Group, Inc. (The),
4.63%, 06/06/2033(c)	470,000	445,531

Series U, 6.00%(c)(d)	377,000	367,575

SVB Financial Group,
Series D, 4.25%(c)(d)	582,000	465,142

Series E, 4.70%(c)(d)	351,000	273,684

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Bond Fund

	Principal Amount	Value

Regional Banks–(continued)
Synovus Financial Corp., 3.13%, 11/01/2022	$303,000	$302,659

Truist Financial Corp.,
4.12%, 06/06/2028(c)	261,000	256,017

4.92%, 07/28/2033(c)	616,000	590,343

4,773,746

Reinsurance–0.80%
Global Atlantic Fin Co.,
4.40%, 10/15/2029(b)	1,031,000	918,690

3.13%, 06/15/2031(b)	179,000	140,215

4.70%, 10/15/2051(b)(c)	549,000	454,649

		1,513,554

Renewable Electricity–0.14%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(b)	298,000	268,945

Research & Consulting Services–0.04%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	87,000	77,308

Residential REITs–0.51%
American Homes 4 Rent L.P.,
3.63%, 04/15/2032	253,000	221,017

4.30%, 04/15/2052	126,000	101,800

Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	11,000	9,192

2.70%, 01/15/2034	239,000	182,300

Spirit Realty L.P.,
3.40%, 01/15/2030	483,000	416,107

2.70%, 02/15/2032	55,000	42,820

		973,236

Restaurants–0.46%
1011778 BC ULC/New Red Finance, Inc. (Canada),
3.88%, 01/15/2028(b)	90,000	80,119

4.00%, 10/15/2030(b)	254,000	206,456

Aramark Services, Inc., 5.00%, 04/01/2025(b)	87,000	85,077

Arcos Dorados B.V. (Brazil), 6.13%, 05/27/2029(b)	285,000	275,475

Papa John’s International, Inc., 3.88%, 09/15/2029(b)	91,000	77,927

Starbucks Corp., 3.00%, 02/14/2032	73,000	63,846

Yum! Brands, Inc., 5.38%, 04/01/2032	86,000	79,282

		868,182

Retail REITs–0.62%
Agree L.P.,
4.80%, 10/01/2032	160,000	153,710

2.60%, 06/15/2033	39,000	30,523

Brixmor Operating Partnership L.P.,
4.05%, 07/01/2030	245,000	218,126

2.50%, 08/16/2031	143,000	110,768

Kimco Realty Corp., 2.25%, 12/01/2031	13,000	10,429

Kite Realty Group Trust, 4.75%, 09/15/2030	210,000	191,065

National Retail Properties, Inc., 3.50%, 04/15/2051	238,000	177,869

	Principal Amount	Value

Retail REITs–(continued)
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	$42,000	$39,366

Regency Centers L.P., 4.13%, 03/15/2028	262,000	252,176

		1,184,032

Semiconductor Equipment–0.26%
Entegris Escrow Corp.,
4.75%, 04/15/2029(b)	88,000	81,054

5.95%, 06/15/2030(b)	188,000	178,608

KLA Corp., 4.95%, 07/15/2052	194,000	195,367

NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 3.40%, 05/01/2030	35,000	31,036

		486,065

Semiconductors–1.41%
Broadcom, Inc.,
2.45%, 02/15/2031(b)	10,000	7,982

4.30%, 11/15/2032	394,000	355,118

3.47%, 04/15/2034(b)	626,000	507,423

3.14%, 11/15/2035(b)	405,000	307,224

3.19%, 11/15/2036(b)	577,000	429,344

Marvell Technology, Inc., 2.95%, 04/15/2031	22,000	18,070

Micron Technology, Inc.,
4.98%, 02/06/2026	229,000	229,971

4.19%, 02/15/2027	603,000	587,516

2.70%, 04/15/2032	193,000	150,159

3.37%, 11/01/2041	97,000	68,915

Skyworks Solutions, Inc., 3.00%, 06/01/2031	13,000	10,560

		2,672,282

Soft Drinks–0.33%
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(b)	545,000	462,349

PepsiCo, Inc.,
3.90%, 07/18/2032	98,000	96,129

4.20%, 07/18/2052	72,000	70,749

		629,227

Sovereign Debt–2.14%
Bahamas Government International Bond (Bahamas), 9.00%, 06/16/2029(b)	383,000	285,679

Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	200,000	189,110

Bermuda Government International Bond (Bermuda), 5.00%, 07/15/2032(b)	200,000	201,832

China Government International Bond (China), 2.50%, 10/26/2051(b)	504,000	383,157

Dominican Republic International Bond (Dominican Republic), 5.30%, 01/21/2041(b)	215,000	159,997

Egypt Government International Bond (Egypt),
3.88%, 02/16/2026(b)	279,000	220,686

5.88%, 02/16/2031(b)	262,000	179,321

7.50%, 02/16/2061(b)	306,000	179,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Bond Fund

	Principal Amount	Value

Sovereign Debt–(continued)
Guatemala Government Bond (Guatemala), 3.70%, 10/07/2033(b)	$258,000	$209,605

Indonesia Government International Bond (Indonesia), 3.20%, 09/23/2061	277,000	203,204

Mexico Government International Bond (Mexico),
3.50%, 02/12/2034	247,000	207,245

4.40%, 02/12/2052	394,000	302,723

Morocco Government International Bond (Morocco), 4.00%, 12/15/2050(b)	230,000	150,247

Oman Government International Bond (Oman), 6.25%, 01/25/2031(b)	200,000	202,170

Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(b)	272,000	217,604

Turkey Government International Bond (Turkey), 4.75%, 01/26/2026	385,000	330,523

UAE International Government Bond (United Arab Emirates),
2.88%, 10/19/2041(b)	247,000	203,445

3.25%, 10/19/2061(b)	306,000	245,008

		4,070,680

Specialized Consumer Services–0.13%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	181,000	154,090

Terminix Co. LLC (The), 7.45%, 08/15/2027	75,000	87,148

		241,238

Specialized Finance–0.64%
Blackstone Private Credit Fund,
1.75%, 09/15/2024	82,000	75,510

2.63%, 12/15/2026	27,000	22,814

3.25%, 03/15/2027	294,000	252,489

Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)	682,000	667,378

National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032	226,000	195,297

		1,213,488

Specialized REITs–0.98%
American Tower Corp.,
2.70%, 04/15/2031	474,000	392,913

4.05%, 03/15/2032	134,000	123,127

3.10%, 06/15/2050	427,000	298,192

Crown Castle, Inc., 2.50%, 07/15/2031	211,000	173,458

EPR Properties, 4.75%,
12/15/2026	91,000	85,765

3.60%, 11/15/2031	189,000	148,452

Extra Space Storage L.P.,
3.90%, 04/01/2029	23,000	21,382

2.55%, 06/01/2031	207,000	169,131

2.35%, 03/15/2032	160,000	125,765

Life Storage L.P., 2.40%, 10/15/2031	261,000	208,502

	Principal Amount	Value

Specialized REITs–(continued)
SBA Communications Corp.,
3.88%, 02/15/2027	$43,000	$39,227

3.13%, 02/01/2029	95,000	78,406

		1,864,320

Specialty Chemicals–1.52%
Braskem Idesa S.A.P.I. (Mexico), 6.99%, 02/20/2032(b)	510,000	396,066

Celanese US Holdings LLC,
5.90%, 07/05/2024	368,000	370,901

6.05%, 03/15/2025	393,000	394,157

6.17%, 07/15/2027	412,000	412,700

6.33%, 07/15/2029	115,000	114,735

6.38%, 07/15/2032	297,000	295,157

Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	87,000	82,726

Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	353,000	328,765

5.50%, 03/18/2031	591,000	497,344

		2,892,551

Specialty Stores–0.12%
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	250,000	223,226

Steel–0.04%
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	90,000	74,806

Systems Software–0.48%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	259,000	241,253

Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	313,000	277,456

Oracle Corp., 3.60%, 04/01/2050	556,000	379,149

VMware, Inc., 2.20%, 08/15/2031	13,000	10,155

		908,013

Technology Distributors–0.19%
Avnet, Inc., 4.63%, 04/15/2026	371,000	367,414

Technology Hardware, Storage & Peripherals–0.72%
Apple, Inc.,
3.35%, 08/08/2032	394,000	372,888

2.65%, 05/11/2050	389,000	285,400

3.95%, 08/08/2052	373,000	344,798

4.10%, 08/08/2062	393,000	361,825

		1,364,911

Thrifts & Mortgage Finance–0.01%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	24,000	20,205

Trading Companies & Distributors–0.90%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(c)	1,208,000	1,153,139

Air Lease Corp., 3.00%, 09/15/2023	314,000	309,721

Aircastle Ltd., 5.00%, 04/01/2023	85,000	84,974

Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)	183,000	156,007

		1,703,841

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Bond Fund

	Principal Amount	Value

Trucking–1.72%
Aviation Capital Group LLC,
4.13%, 08/01/2025(b)	$616,000	$578,431

3.50%, 11/01/2027(b)	1,106,000	947,067

Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.40%, 07/01/2027(b)	93,000	90,476

Ryder System, Inc., 4.30%, 06/15/2027	138,000	134,793

SMBC Aviation Capital Finance DAC (Ireland),
4.13%, 07/15/2023(b)	552,000	547,728

1.90%, 10/15/2026(b)	205,000	176,060

Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)	470,000	408,295

3.15%, 06/15/2031(b)	252,000	197,289

Uber Technologies, Inc., 4.50%, 08/15/2029(b)	217,000	188,790

		3,268,929

Wireless Telecommunication Services–2.41%
America Movil S.A.B. de C.V. (Mexico), 5.38%, 04/04/2032(b)	323,000	295,724

Empresa Nacional de Telecomunicaciones S.A. (Chile), 3.05%, 09/14/2032(b)	167,000	139,767

Rogers Communications, Inc. (Canada), 4.55%, 03/15/2052(b)	331,000	291,070

Sprint Capital Corp., 8.75%, 03/15/2032	53,000	64,051

Sprint Corp.,
7.63%, 02/15/2025	67,000	70,183

7.63%, 03/01/2026	50,000	52,946

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	496,376	498,422

5.15%, 03/20/2028(b)	1,587,000	1,598,185

T-Mobile USA, Inc.,
2.25%, 02/15/2026	181,000	166,565

2.63%, 04/15/2026	207,000	191,858

2.70%, 03/15/2032	22,000	18,343

4.50%, 04/15/2050	246,000	215,073

3.40%, 10/15/2052	707,000	511,412

Vodafone Group PLC (United Kingdom),
3.25%, 06/04/2081(c)	73,000	63,268

4.13%, 06/04/2081(c)	246,000	193,556

5.13%, 06/04/2081(c)	119,000	86,861

Xiaomi Best Time International Ltd. (China), 4.10%, 07/14/2051(b)	200,000	126,902

		4,584,186

Total U.S. Dollar Denominated Bonds & Notes (Cost $187,111,386)		165,982,430

	Shares
Preferred Stocks–5.34%
Asset Management & Custody Banks–0.02%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)	30,000	29,566

Diversified Banks–2.88%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	865,000	872,569

Citigroup, Inc., 6.25%, Series T, Pfd.(c)	450,000	447,727

Citigroup, Inc., 5.00%, Series U, Pfd.(c)	956,000	891,566

	Shares	Value

Diversified Banks–(continued)
Citigroup, Inc., 4.00%, Series W, Pfd.(c)	373,000	$328,240

JPMorgan Chase & Co., 6.28% (3 mo. USD LIBOR + 3.47%), Series I, Pfd.(e)	471,000	468,741

Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	1,992	2,470,080

		5,478,923

Investment Banking & Brokerage–1.76%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(c)	314,000	255,910

Goldman Sachs Group, Inc. (The), 5.00%, Series P, Pfd.(c)	495,000	464,767

Morgan Stanley, 7.13%, Series E, Pfd.(c)	62,725	1,603,878

Morgan Stanley, 6.88%, Series F, Pfd.(c)	40,000	1,016,000

		3,340,555

Life & Health Insurance–0.13%
MetLife, Inc., 3.85%, Series G, Pfd.(c)	274,000	255,204

Multi-Utilities–0.13%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(c)	271,000	252,304

Other Diversified Financial Services–0.04%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(c)	69,000	67,296

Regional Banks–0.38%
PNC Financial Services Group, Inc. (The), 6.85% (3 mo. USD LIBOR + 4.07%), Series P, Pfd.(e)	28,950	730,119

Total Preferred Stocks (Cost $10,407,489)		10,153,967

	Principal Amount
U.S. Treasury Securities–4.38%
U.S. Treasury Bills–0.20%
0.80% - 0.94%, 09/15/2022(h)(i)	$52,000	51,980

1.46% - 2.54%, 11/17/2022(h)(i)	336,000	334,078

		386,058

U.S. Treasury Bonds–1.18%
3.38%, 08/15/2042	497,900	485,997

2.88%, 05/15/2052	1,892,700	1,744,833

		2,230,830

U.S. Treasury Notes–3.00%
3.13%, 08/15/2025	49,000	48,510

3.13%, 08/31/2027	2,167,900	2,148,762

3.13%, 08/31/2029	1,686,100	1,669,766

2.75%, 08/15/2032	1,904,600	1,837,641

		5,704,679

Total U.S. Treasury Securities (Cost $8,451,376)		8,321,567

Asset-Backed Securities–0.96%
IP Lending III Ltd., Series 2022-3A, Class SNR, 3.38%, 11/02/2026(b)(f)	278,000	257,807

Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	381,189	355,639

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Bond Fund

	Principal
	Amount	Value

Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	$ 311,640	$287,510

Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	208,075	167,568

Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	208,075	157,907

Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	639,850	597,005

Total Asset-Backed Securities (Cost $2,034,786)		1,823,436

Municipal Obligations–0.32%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037	145,000	137,385

Series 2022, RB, 4.35%, 06/01/2041	110,000	103,883

California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	195,000	145,350

Series 2021 B, Ref. RB, 2.94%, 11/01/2052	295,000	218,314

Total Municipal Obligations (Cost $745,000)		604,932

Non-U.S. Dollar Denominated Bonds & Notes–0.30%(j)
Food Retail–0.05%
Bellis Acquisition Co. PLC (United Kingdom), 3.25%, 02/16/2026(b)	GBP 100,000	91,947

Movies & Entertainment–0.17%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR 350,000	325,234

Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar

	Principal
	Amount		Value

Pharmaceuticals–0.05%
Nidda Healthcare Holding GmbH (Germany), 3.50%, 09/30/2024(b)	EUR	100,000	$92,941

Sovereign Debt–0.03%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2032(b)	EUR	300,000	51,102

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $919,896)			561,224

	Shares

Money Market Funds–0.17%
Invesco Government & Agency Portfolio, Institutional Class, 2.22%(k)(l)		111,021	111,021

Invesco Liquid Assets Portfolio, Institutional Class, 2.26%(k)(l)		93,932	93,951

Invesco Treasury Portfolio, Institutional Class, 2.14%(k)(l)		126,881	126,881

Total Money Market Funds (Cost $331,836)			331,853

Options Purchased–0.06%
(Cost $177,909)(m)			121,472

TOTAL INVESTMENTS IN SECURITIES–98.85% (Cost $210,179,678)			187,900,881

OTHER ASSETS LESS LIABILITIES–1.15%			2,193,112

NET ASSETS–100.00%			$190,093,993

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Bond Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $68,975,565, which represented 36.28% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2022.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value
	February 28, 2022	at Cost	from Sales	Appreciation	Gain	August 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 503,687	$ 7,511,835	$ (7,904,501)	$ -	$ -	$111,021	$2,124
Invesco Liquid Assets Portfolio, Institutional Class	413,476	5,365,597	(5,685,239)	24	93	93,951	2,022
Invesco Treasury Portfolio, Institutional Class	575,642	8,584,954	(9,033,715)	-	-	126,881	2,876
Total	$1,492,805	$21,462,386	$(22,623,455)	$24	$93	$331,853	$7,022

(l)	The rate shown is the 7-day SEC standardized yield as of August 31, 2022.
(m)	The table below details options purchased.

Open Exchange-Traded Equity Options Purchased
	Type of	Expiration	Number of	Exercise	Notional
Description	Contract	Date	Contracts	Price	Value(a)	Value
Equity Risk
iShares iBoxx High Yield Corporate Bond ETF	Put	01/20/2023	344	USD 74.00	USD 2,545,600	$102,512

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
	Type of	Expiration	Number of	Exercise	Notional
Description	Contract	Date	Contracts	Price	Value(a)	Value
Equity Risk
S&P 500 Index	Call	03/17/2023	2	USD 4,400.00	USD 880,000	$18,960

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Equity Options Written
	Type of	Expiration	Number of	Exercise	Notional
Description	Contract	Date	Contracts	Price	Value(a)	Value
Equity Risk
iShares iBoxx High Yield Corporate Bond ETF	Put	01/20/2023	344	USD 65.00	USD 2,236,000	$(27,176)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts

					Unrealized
	Number of	Expiration	Notional		Appreciation
Long Futures Contracts	Contracts	Month	Value	Value	(Depreciation)

Interest Rate Risk

U.S. Treasury 2 Year Notes	14	December-2022	$2,916,594	$(5,624)	$(5,624)

U.S. Treasury 5 Year Notes	9	December-2022	997,383	1,292	1,292

U.S. Treasury 10 Year Notes	114	December-2022	13,327,312	(62,022)	(62,022)

U.S. Treasury Long Bonds	49	December-2022	6,656,344	(9,188)	(9,188)

U.S. Treasury Ultra Bonds	6	December-2022	897,000	10,688	10,688

Subtotal–Long Futures Contracts				(64,854)	(64,854)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Bond Fund

Open Futures Contracts–(continued)

Unrealized
	Number of	Expiration	Notional		Appreciation
Short Futures Contracts	Contracts	Month	Value	Value	(Depreciation)

Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	88	December-2022	$(11,016,500)	$102,438	$102,438

Total Futures Contracts				$ 37,584	$ 37,584

Open Forward Foreign Currency Contracts

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

11/17/2022	Deutsche Bank AG	GBP	90,000	USD	104,709	$5

11/17/2022	Goldman Sachs International	EUR	810,000	USD	841,517	23,328

Subtotal–Appreciation						23,333

Currency Risk

11/17/2022	Morgan Stanley and Co. International PLC	USD	457,331	EUR	447,000	(5,812)

Total Forward Foreign Currency Contracts						$17,521

Abbreviations:

EUR –Euro

GBP –British Pound Sterling

USD –U.S. Dollar

Portfolio Composition

By security type, based on Net Assets

as of August 31, 2022

U.S. Dollar Denominated Bonds & Notes	87.32%

Preferred Stocks	5.34

U.S. Treasury Securities	4.38

Security Types Each Less Than 1% of Portfolio	1.64

Money Market Funds Plus Other Assets Less Liabilities	1.32

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Bond Fund

Statement of Assets and Liabilities

August 31, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $209,847,842)	$187,569,028

Investments in affiliated money market funds, at value (Cost $331,836)	331,853

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	23,333

Cash	664,140

Foreign currencies, at value (Cost $11,725)	12,253

Receivable for:
Investments sold	4

Dividends	38,374

Interest	2,090,332

Investments matured, at value (Cost $200,000)	32,000

Investment for trustee deferred compensation and retirement plans	28,873

Total assets	190,790,190

Liabilities:
Other investments:
Options written, at value (premiums received $41,613)	27,176

Variation margin payable - futures contracts	15,967

Unrealized depreciation on forward foreign currency contracts outstanding	5,812

Payable for:
Investments purchased	491,061

Dividends	46,406

Accrued fees to affiliates	27,036

Accrued trustees’ and officers’ fees and benefits	1,276

Accrued other operating expenses	52,590

Trustee deferred compensation and retirement plans	28,873

Total liabilities	696,197

Net assets applicable to common shares	$190,093,993

Net assets applicable to common shares consist of:
Shares of beneficial interest	$219,675,017

Distributable earnings (loss)	(29,581,024)

$190,093,993

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Shares outstanding	11,415,552

Net asset value per common share	$16.65

Market value per common share	$15.60

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Bond Fund

Statement of Operations

For the six months ended August 31, 2022

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $549)	$4,264,212

Dividends	185,923

Dividends from affiliated money market funds	7,022

Total investment income	4,457,157

Expenses:
Advisory fees	419,567

Administrative services fees	15,069

Custodian fees	7,721

Transfer agent fees	24,871

Trustees’ and officers’ fees and benefits	8,379

Registration and filing fees	11,948

Reports to shareholders	168,963

Professional services fees	32,527

Other	6,042

Total expenses	695,087

Less: Fees waived	(719)

Net expenses	694,368

Net investment income	3,762,789

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(6,237,399)

Affiliated investment securities	93

Foreign currencies	(52,446)

Forward foreign currency contracts	131,443

Futures contracts	(853,959)

Option contracts written	(27,660)

(7,039,928)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(18,773,229)

Affiliated investment securities	24

Foreign currencies	2,090

Forward foreign currency contracts	(11,085)

Futures contracts	40,162

Option contracts written	26,401

(18,715,637)

Net realized and unrealized gain (loss)	(25,755,565)

Net increase (decrease) in net assets resulting from operations	$(21,992,776)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2022 and the year ended February 28, 2022

(Unaudited)

	August 31,	February 28,
	2022	2022

Operations:
Net investment income	$3,762,789	$7,463,148

Net realized gain (loss)	(7,039,928)	2,070,866

Change in net unrealized appreciation (depreciation)	(18,715,637)	(17,518,644)

Net increase (decrease) in net assets resulting from operations	(21,992,776)	(7,984,630)

Distributions to common shareholders from distributable earnings	(3,784,256)	(13,735,198)

Net increase (decrease) in net assets	(25,777,032)	(21,719,828)

Net assets:
Beginning of period	215,871,025	237,590,853

End of period	$190,093,993	$215,871,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Bond Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six Months Ended	Years Ended		Year ended	Years Ended
	August 31,	February 28,		February 29,	February 28,
	2022	2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 18.91	$20.81	$21.06	$19.07	$19.64	$19.99

Net investment income(a)	0.33	0.65	0.71	0.77	0.82	0.82

Net gains (losses) on securities (both realized and unrealized)	(2.26)	(1.35)	0.52	2.27	(0.48)	(0.16)

Total from investment operations	(1.93)	(0.70)	1.23	3.04	0.34	0.66

Less:
Dividends from net investment income	(0.33)	(0.66)	(0.73)	(0.81)	(0.83)	(0.83)

Distributions from net realized gains	–	(0.54)	(0.75)	(0.24)	(0.08)	(0.18)

Total distributions	(0.33)	(1.20)	(1.48)	(1.05)	(0.91)	(1.01)

Net asset value, end of period	$ 16.65	$18.91	$20.81	$21.06	$19.07	$19.64

Market value, end of period	$ 15.60	$17.70	$19.78	$19.51	$17.86	$18.23

Total return at net asset value(b)	(10.15)%	(3.46)%	6.11%	16.39%	2.23%	3.44%

Total return at market value(c)	(10.07)%	(4.94)%	8.88%	15.13%	3.15%	1.12%

Net assets, end of period (000’s omitted)	$190,094	$215,871	$237,591	$239,766	$216,913	$223,433

Portfolio turnover rate(d)	64%	137%	173%	158%	143%	160%

Ratios/supplemental data based on average net assets:
Ratio of expenses:

With fee waivers and/or expense reimbursements	0.69%(e)	0.52%	0.54%	0.53%	0.57%	0.55%

Without fee waivers and/or expense reimbursements	0.69%(e)	0.52%	0.54%	0.53%	0.57%	0.55%

Ratio of net investment income to average net assets	3.77%(e)	3.17%	3.39%	3.83%	4.30%	4.04%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Bond Fund

Notes to Financial Statements

August 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Bond Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

    The Fund’s investment objective is to seek interest income while conserving capital.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

    Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standard

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available and unreliable are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses

24	Invesco Bond Fund

on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – The Fund declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common shareholders.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

I.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

J.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in

25	Invesco Bond Fund

the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.

Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

L.

LIBOR Risk – The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

M.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

N.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

O.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

P.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

26	Invesco Bond Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Fund has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 500 million	0.420%

Over $500 million	0.350%

    For the six months ended August 31, 2022, the effective advisory fee rate incurred by the Fund was 0.42%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

    For the six months ended August 31, 2022, the Adviser waived advisory fees of $719.

    The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2022, expenses incurred under this agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Fund, SSB also serves as the Fund’s custodian.

    Certain officers and trustees of the Fund are officers and directors of Invesco.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of August 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$165,090,043	$892,387	$165,982,430

Preferred Stocks	5,820,077	4,333,890	–	10,153,967

U.S. Treasury Securities	–	8,321,567	–	8,321,567

Asset-Backed Securities	–	1,565,629	257,807	1,823,436

Municipal Obligations	–	604,932	–	604,932

Non-U.S. Dollar Denominated Bonds & Notes	–	561,224	–	561,224

Money Market Funds	331,853	–	–	331,853

Options Purchased	121,472	–	–	121,472

Total Investments in Securities	6,273,402	180,477,285	1,150,194	187,900,881

Other Investments - Assets*

Investments Matured	–	32,000	–	32,000

Futures Contracts	114,418	–	–	114,418

Forward Foreign Currency Contracts	–	23,333	–	23,333

	114,418	55,333	–	169,751

27	Invesco Bond Fund

	Level 1	Level 2	Level 3	Total

Other Investments - Liabilities*

Futures Contracts	$(76,834)	$–	$–	$(76,834)

Forward Foreign Currency Contracts	–	(5,812)	–	(5,812)

Options Written	(27,176)	–	–	(27,176)

	(104,010)	(5,812)	–	(109,822)

Total Other Investments	10,408	49,521	–	59,929

Total Investments	$6,283,810	$180,526,806	$1,150,194	$187,960,810

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2022:

	Value
	Currency	Equity	Interest
Derivative Assets	Risk	Risk	Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$–	$–	$114,418	$114,418

Unrealized appreciation on forward foreign currency contracts outstanding	23,333	–	–	23,333

Options purchased, at value – Exchange-Traded(b)	–	121,472	–	121,472

Total Derivative Assets	23,333	121,472	114,418	259,223

Derivatives not subject to master netting agreements	–	(121,472)	(114,418)	(235,890)

Total Derivative Assets subject to master netting agreements	$23,333	$–	$–	$23,333

	Value
	Currency	Equity	Interest
Derivative Liabilities	Risk	Risk	Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$–	$–	$(76,834)	$(76,834)

Unrealized depreciation on forward foreign currency contracts outstanding	(5,812)	–	–	(5,812)

Options written, at value – Exchange-Traded	–	(27,176)	–	(27,176)

Total Derivative Liabilities	(5,812)	(27,176)	(76,834)	(109,822)

Derivatives not subject to master netting agreements	–	27,176	76,834	104,010

Total Derivative Liabilities subject to master netting agreements	$(5,812)	$–	$–	$(5,812)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2022.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Deutsche Bank AG	$ 5	$ –	$ 5	$–	$–	$5

Goldman Sachs International	23,328	–	23,328	–	–	23,328

Morgan Stanley and Co. International PLC	–	(5,812)	(5,812)	–	–	(5,812)

Total	$23,333	$(5,812)	$17,521	$–	$–	$17,521

28	Invesco Bond Fund

Effect of Derivative Investments for the six months ended August 31, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$131,443	$-	$-	$131,443

Futures contracts	-	-	(853,959)	(853,959)

Options purchased(a)	-	(16,008)	-	(16,008)

Options written	-	(27,660)	-	(27,660)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(11,085)	-	-	(11,085)

Futures contracts	-	-	40,162	40,162

Options purchased(a)	-	(77,342)	-	(77,342)

Options written	-	26,401	-	26,401

Total	$120,358	$(94,609)	$(813,797)	$(788,048)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Equity Options Purchased	Index Options Purchased	Equity Options Written	Index Options Written

Average notional value	$1,093,627	$42,805,978	$2,545,600	$3,086,250	$2,236,000	$2,506,500

Average contracts	–	–	344	7	344	5

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Fund to fund such deferred compensation amounts.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of February 28, 2022.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2022 was $57,553,892 and $61,262,922, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,082,731

Aggregate unrealized (depreciation) of investments	(23,835,094)

Net unrealized appreciation (depreciation) of investments	$(22,752,363)

    Cost of investments for tax purposes is $210,713,173.

29	Invesco Bond Fund

NOTE 9–Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 28,
	2022	2022

Beginning shares	11,415,552	11,415,552

Shares issued through dividend reinvestment	–	–

Ending shares	11,415,552	11,415,552

    The Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10–Dividends

The Fund declared the following dividends from net investment income subsequent to August 31, 2022:

Declaration Date	Amount per Share	Record Date	Payable Date

September 1, 2022	$0.0590	September 15, 2022	September 30, 2022

October 3, 2022	$0.0590	October 17, 2022	October 31, 2022

30	Invesco Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of Invesco Bond Fund (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Bloomberg Baa U.S. Corporate Bond Index (Index). The Board noted that the Fund’s performance was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that there were only six funds (including the Fund) in the performance universe. The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally

31	Invesco Bond Fund

historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that there were only four funds (including the Fund) in the expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers based on the combined asset size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

    The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

32	Invesco Bond Fund

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Bond Fund (the “Fund”) was held on August 8, 2022. The Meeting was held for the following purpose:

(1). Election of Trustees by Common Shareholders.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld

(1).	Cynthia Hostetler	9,703,541.72	137,866.66
	Eli Jones	9,685,128.72	156,279.66
	Prema Mathai-Davis	9,667,577.72	173,830.66
	Ann Barnett Stern	9,701,796.72	139,611.66
	Daniel S. Vandivort	9,666,941.72	174,466.66

33	Invesco Bond Fund

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Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Fund is shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website,sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-02090	VK-CE-BOND-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 18, 2022, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 18, 2022, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Bond Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2022

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2022

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 4, 2022